Share-based payments transactions - Restricted Shares (Details) share in Thousands, € in Millions			12 Months Ended
	Aug. 28, 2023	Sep. 14, 2022 shares $ / shares	Mar. 31, 2023 EUR (€) share	Mar. 31, 2022 EUR (€) share	Mar. 31, 2021 EUR (€) share	Mar. 31, 2020 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in USD per share) | $ / shares		$ 4.83
Expense from equity-settled share-based payment transactions | €			€ 7.6	€ 6.4	€ 2.3
Global Blue Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements | €			0.7
Incremental fair value granted modified share based payment arrangements recognized as expense | €			0.5
Incremental fair value granted modified share based payment arrangements expected to be recognized as expense | €			€ 0.2
Global Blue Management Incentive Plan | Restricted Share Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares) | share			962	1,426	475
Restricted shares vested (in shares) | share			539	92	0
Restricted shares outstanding (in shares) | share			2,006	1,675	475	0
Global Blue Management Incentive Plan | CEO | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		250,000
Global Blue Management Incentive Plan | CEO | RSA 2022 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Global Blue Management Incentive Plan | CEO | RSA 2022 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
Global Blue Management Incentive Plan | CEO | Restricted Share Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		198,219
Restricted shares vested (in shares)		65,915
Restricted shares outstanding (in shares)		132,304
Global Blue Management Incentive Plan | Other employees | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted (in shares)		514,000
Global Blue Management Incentive Plan | Other employees | RSA 2022 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | Other employees | RSA 2022 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | Other employees | RSA 2022 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%
Global Blue Management Incentive Plan | Other employees | RSA 2022 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	25.00%